Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy, as of December 31, 2017, no such assets and liabilities as of December 31, 2016:

Fair value measurements at December 31, 2017
Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2016	(Level 1)	(Level 2)	(Level 3)
Assets:
Short-term investments-Wealth Management products	—	—	37,220	—

Fair Value Measurements, Nonrecurring [Table Text Block]
The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a non-recurring basis as of December 31, 2016:

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total losses
Assets:
Long-lived assets	4,745,230			4,745,230	(5,068,028)

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a non-recurring basis as of December 31, 2017

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total losses
Assets:
Long-lived assets	3,171,653			3,171,653	(7,085,697)